SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Operating results from discontinued operations (Details) - USD ($)		12 Months Ended
	May 27, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating cost and expenses
Income (loss) from discontinued operations before tax		$ (129,822,040)	$ 37,078,635	$ 4,907,497
Income tax expenses (benefits)		(39,340,669)	(183,651)	(13,326,297)
Net (loss) income from discontinued operations		(169,162,709)	36,894,984	(8,418,800)
Net cash provided by (used in) discontinued operating activities		(14,407,658)	38,850,280	139,019,378
Net cash provided by (used in) discontinued investing activities		(54,180,371)	(85,570,858)	190,070,347
Net cash used in discontinued financing activities			(5,426,532)	(136,619,066)
PRC Business | Discontinued operations disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Revenues		1,143,723	21,051,436	242,682,162
Operating cost and expenses
Cost of revenue		2,350,868	11,675,910	215,581,508
Sales and marketing		89,138	1,820,336	5,549,957
General and administrative		4,328,419	18,822,734	15,321,448
Research and development		44,729	759,722	4,294,079
Net gain on contingent risk assurance liabilities		(1,073,370)	(3,863,348)	3,654,895
Net recovery on provision for credit losses		(2,366,384)	(38,223,001)	(19,461,865)
Impairment loss from goodwill				21,197,627
Total operating cost and expenses		3,373,400	(9,007,647)	246,137,649
Interest income		597,333	5,284,670	1,903,232
Net gain on equity securities			1,165,910	3,442,198
Interest expense				(584,601)
Foreign exchange gain (loss), net		(74,202)	229,512	184,020
Other income		1,762,390	633,357	3,649,819
Other expenses		(7,228,461)	(293,897)	(231,684)
Income (loss) from discontinued operations before tax		(7,172,617)	37,078,635	4,907,497
Income tax expenses (benefits)		638	(183,651)	(13,326,297)
Net (loss) income from discontinued operations	$ (169,162,709)	(7,171,979)	36,894,984	(8,418,800)
Net cash provided by (used in) discontinued operating activities		(14,407,658)	38,850,280	139,019,378
Net cash provided by (used in) discontinued investing activities		$ (54,180,371)	(85,570,858)	190,070,347
Net cash used in discontinued financing activities			$ (5,426,532)	$ (136,619,066)